Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Office equipment and furnishing [Member]
Property, Plant and Equipment [Line Items]
Estimated Residual Value	5.00%
Office equipment and furnishing [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Office equipment and furnishing [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life, description	Shorter of the remaining lease terms or estimated useful lives
Estimated Residual Value